Summary of significant accounting policies and basis of presentation (Tables)	12 Months Ended
Dec. 31, 2015
Summary of significant accounting policies and basis of presentation
Schedule of useful lives of various classification of property and equipment, net

	Amortization
	Periods
Computer hardware	3	-	5	years
Computer software	2	-	5	years
Furniture and fixtures	2	-	5	years